Acceptances (Tables)	12 Months Ended
Mar. 31, 2019
Acceptances - Schedule Of Other Financial Liabilities
Schedule of Other Financial Liabilities
	As At March 31
	2019	2018
	(in thousands)
Payable under the film financing arrangements	$8,366	$8,898
	$8,366	$8,898